UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Kandunias
Title:     Compliance Officer
Phone:     44-20-7858-3020

Signature, Place, and Date of Signing:

     Jim Kandunias     London, England     February 14, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $220,174 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     4741   204872 SH       DEFINED 1              204872        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107        1       62 SH       DEFINED 1                  62        0        0
BAIDU INC                      SPON ADR REP A   056752108     2035    20293 SH       DEFINED 1               20293        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     1700    97868 SH       DEFINED 1               97868        0        0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     4390    74756 SH       DEFINED 1               74756        0        0
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108    19638   131762 SH       DEFINED 1              131762        0        0
CREDICORP LTD                  COM              G2519Y108    22377   152682 SH       DEFINED 1              152682        0        0
ECOPETROL S A                  SPONSORED ADS    279158109    25587   428807 SH       DEFINED 1              428807        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    16867   167494 SH       DEFINED 1              167494        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     1017    81400 SH       DEFINED 1               81400        0        0
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    15562   136510 SH       DEFINED 1              136510        0        0
ICICI BK LTD                   ADR              45104G104    12095   277345 SH       DEFINED 1              277345        0        0
ISHARES INC                    MSCI TAIWAN      464286731     7673   563343 SH       DEFINED 1              563343        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    39795  2417669 SH       DEFINED 1             2417669        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     6128   317519 SH       DEFINED 1              317519        0        0
STERLITE INDS INDIA LTD        ADS              859737207    10363  1203587 SH       DEFINED 1             1203587        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     8953   521762 SH       DEFINED 1              521762        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     6420   223547 SH       DEFINED 1              223547        0        0
VALE S A                       ADR REPSTG PFD   91912E204    14832   730640 SH       DEFINED 1              730640        0        0
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